Initial Public Offering - Additional Information (Detail) - USD ($)			3 Months Ended		12 Months Ended
	Apr. 22, 2021	Mar. 11, 2021	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021
Initial Public Offering [Line Items]
Proceeds from issuance initial public offering				$ 320,000,000	$ 320,000,000
Deferred underwriting commissions			$ 11,200,000	$ 11,200,000	$ 11,200,000
SVF INVESTMENT CORP 3 [Member]
Initial Public Offering [Line Items]
Sale of stock issue price per share			$ 10		$ 10
Deferred underwriting commissions					$ 11,200,000
IPO [Member] | SVF INVESTMENT CORP 3 [Member]
Initial Public Offering [Line Items]
Sale of stock issue price per share		$ 10
Proceeds from issuance initial public offering		$ 320,000,000
Adjustments to Additional Paid in capital stock issuance costs		18,100,000
Deferred underwriting commissions		$ 11,200,000
Reimbursement of underwriting expenses	$ 640,000
IPO [Member] | Affiliated Shares [Member] | Directors and Officers [Member] | SVF INVESTMENT CORP 3 [Member]
Initial Public Offering [Line Items]
Stock issued during period shares new shares		112,500
Common Class A [Member] | SVF INVESTMENT CORP 3 [Member]
Initial Public Offering [Line Items]
Proceeds from issuance initial public offering			$ 320,000,000		$ 320,000,000
Common Class A [Member] | IPO [Member] | SVF INVESTMENT CORP 3 [Member]
Initial Public Offering [Line Items]
Stock issued during period shares new shares		32,000,000
Common Class A [Member] | Over-Allotment Option [Member] | SVF INVESTMENT CORP 3 [Member]
Initial Public Offering [Line Items]
Stock issued during period shares new shares		4,000,000